Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000250823 | Top 5 Fixed IncomeUnited States
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000250823 | Top 5 Fixed IncomeSouth Africa
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000250823 | Top 5 Fixed IncomeBrazil
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250823 | Top 5 Fixed IncomeMexico
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250823 | Top 5 Fixed IncomeUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000250823 | Top 5 Equity Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000250823 | Top 5 Equity United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250823 | Top 5 Equity South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250823 | Top 5 Equity United States
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250823 | Top 5 Equity Australia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000250823 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000250823 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000250823 | AssetExchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000250823 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000250823 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000250823 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000250823 | AssetCorporate Bond
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000250823 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000250823 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250824 | Top 5 Fixed IncomeUnited States
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000250824 | Top 5 Fixed IncomeSouth Africa
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000250824 | Top 5 Fixed IncomeBrazil
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250824 | Top 5 Fixed IncomeMexico
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250824 | Top 5 Fixed IncomeUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000250824 | Top 5 Equity Canada
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000250824 | Top 5 Equity United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000250824 | Top 5 Equity South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250824 | Top 5 Equity United States
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000250824 | Top 5 Equity Australia
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000250824 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000250824 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000250824 | AssetExchange-Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000250824 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000250824 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000250824 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000250824 | AssetCorporate Bond
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000250824 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000250824 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000250825 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000250825 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000250825 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000250825 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000250825 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250825 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000250825 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000250825 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000250825 | AssetOptions
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000250826 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000250826 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000250826 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000250826 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000250826 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250826 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000250826 | AssetMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000250826 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000250826 | AssetOptions
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)